Consolidated Statement Of Cash Flows (USD $)	12 Months Ended
Dec. 31, 2011
Cash Flows From Operating Activities
Net Loss	$ (352,192)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Impairment of investment	3,727
Equity loss from investment	12,009
Compensation for software development costs in exchange for non-controlling interest	64,900
Direct payment of operating expenses by member	4,500
Changes in Assets and Liabilities
Accrued interest receivable	(1,074)
Accounts payable and accrued expenses	78,307
Payroll tax liabilities	27,601
Deferred revenue	206,250
Net Cash Used in Operating Activities	44,028
Cash Flows From Investing Activities
Purchases of equipment	(815)
Investments in private companies	(50,000)
Purchase of convertible notes receivables	(130,000)
Net Cash Used in Investing Activities	(180,815)
Cash Flows From Financing Activities
Proceeds from convertible note payable	50,000
Members' contributions	167,375
Net Cash Provided by Financing Activities	217,375
Net Increase in Cash	80,588
Cash at Beginning of Period	0
Cash at End of Period	80,588
Supplemental disclosure of non-cash financing activities:
Conversion of note receivable/accrued interest into investment in preferred stock of company	$ 80,241